PR

13FCONP CONFIDENTIAL TREATMENT 2/14/08

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REC'D S.E.C.
FEB 1 4 2008
076

08015690

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:
Noonday Asset Management, L.P.
227 West Trade Street
Suite 2140
Charlotte, NC 28202

c/o Farallon Capital Management, L.L.C.
One Maritime Plaza
Suite 2100
San Francisco, California 94111

Form 13F File Number: 028-11402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Farallon Capital Management, L.L.C.
Mark C. Wehrly
Managing Member
(415) 421-2132

PROCESSED
NOV 1 9 2008
THOMSON REUTERS

Mark C. Wehrly
San Francisco, California
August 14, 2007

Report Type:
13F Holdings Report

CONFIDENTIAL TREATMENT

Form 13 F Summary Page

Report Summary

Number of Other Included Managers

3

Form 13 F Information Table Entry Total:

1

Form 13 F Information Table Value Total:

$352,376 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name: Noonday G.P. (U.S.), L.L.C.

CONFIDENTIAL TREATMENT

Form 13F Information Table

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMOUNT	SH/PRN PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE
TXU CORP	COM	873168108	352,376	5,235,900	SH	OTHER	01-03	5,235,900

END